Financial Instruments And Risks - Summary of The Changes In Level 3 Instruments (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of fair value measurement of assets [line items]
Assets	¥ 349,262,807
Assets	237,023,009	¥ 349,262,807
Level 3 of fair value hierarchy [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	2,454,227	1,265,233	¥ 1,266,495
Additions	9,314,775	1,548,065	131,829
Disposal	(1,472,927)	(300,136)	(29,664)
Transfer into level 3	4,362,591	0	1,035,642
Transfer out of level 3	0	0	(3,047)
Gains or losses recognized in profit or loss	154,709	(58,935)	(1,136,022)
Assets	¥ 14,813,375	¥ 2,454,227	¥ 1,265,233